Overview and Summary of Significant Accounting Policies Overview and Summary of Significant Accounting Polices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]	– The following table provides a brief description of recently adopted accounting pronouncements that had an impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2018-02, Income Statement — Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from AOCI
This amendment allows a reclassification of the stranded tax effects resulting from the implementation of the Tax Cuts and Jobs Act from AOCI to retained earnings at the election of the filer. Because this amendment only relates to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected.
		January 1, 2019	We have not elected to reclassify any amounts to retained earnings. Our accounting policy for releasing the income tax effects from AOCI occurs on a portfolio basis.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities
The standard updates the hedge accounting model to expand the ability to hedge nonfinancial and financial risk components, reduce complexity, and ease certain documentation and assessment requirements. When facts and circumstances are the same as at the previous quantitative test, a subsequent quantitative effectiveness test is not required. The standard also eliminates the requirement to separately measure and report hedge ineffectiveness. For cash flow hedges, this means that the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item.

Transition method: modified retrospective with the cumulative effect adjustment recorded to the opening balance of retained earnings as of the initial application date. Prospective for presentation and disclosures.
		January 1, 2019	The adoption of this standard had no material impact on our condensed consolidated financial statements.
2016-02, 2018-01, 2018-10, 2018-11 Leases (Topic 842)	See "Adoption of FASC Topic 842, Leases" below.	January 1, 2019	See impact upon adoption of the standard below.

Adoption of FASC Topic 842, "Leases"
On January 1, 2019, we adopted ASU 2016-02 Leases and its subsequent corresponding updates (“FASC 842”). Under this standard, lessees are required to recognize assets and liabilities for most leases and recognize expenses in a manner similar to the current accounting method. For lessors, the guidance modifies the lease classification criteria and the accounting for sales-type and direct financing leases. The guidance eliminates current real estate-specific provisions.

Under FASC 842, it is expected that fewer contracts will contain a lease. However, due to the elimination of the real estate-specific guidance and changes to certain lessor classification criteria, more leases will qualify as sales-type leases and direct financing leases. Under these two models, a lessor will derecognize the asset and will recognize a net investment in a lease. According to FASC 842, the net investment in the lease includes the fair value of the plant after the contract period but does not include variable payments such as margin on the sale of energy. Therefore, the net investment in the lease could be significantly different than the carrying amount of the underlying asset at lease commencement. In such circumstances, the difference between the initially recognized net investment in the lease and the carrying amount of the underlying asset is recognized as a gain/loss at lease commencement.

During the course of adopting FASC 842, we applied various practical expedients including:

•	The package of practical expedients (applied to all leases) that allowed lessees and lessors not to reassess:

a.	whether any expired or existing contracts are or contain leases,

b.	lease classification for any expired or existing leases, and

c.	whether initial direct costs for any expired or existing leases qualify for capitalization under FASC 842.

•	The transition practical expedient related to land easements, allowing us to carry forward our accounting treatment for land easements on existing agreements, and

•
The transition practical expedient for lessees that allowed businesses to not separate lease and non-lease components. We applied the practical expedient to all classes of underlying assets when valuing right-of-use assets and lease liabilities. Contracts where we are the lessor were separated between the lease and non-lease components.

We applied the modified retrospective method of adoption and elected to continue to apply the guidance in FASC 840 Leases to the comparative periods presented in the year of adoption. Under this transition method, we applied the transition provisions starting at the date of adoption.

The adoption of FASC 842 did not have a material impact on our Condensed Consolidated Financial Statements.

New Accounting Pronouncements Issued But Not Yet Effective – The following table provides a brief description of recent accounting pronouncements that could have a material impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2016-13, 2019-04, 2019-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	See discussion of the ASU below.	January 1, 2020	We will adopt the standard on January 1, 2020; see below for the evaluation of the impact of the adoption on the condensed consolidated financial statements.

ASU 2016-13 and its subsequent corresponding updates will update the impairment model for financial assets measured at amortized cost. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking "expected loss" model that generally will result in the earlier recognition of allowance for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses as it is done today, except that the losses will be recognized as an allowance rather than a reduction in the amortized cost of the securities. There are various transition methods available upon adoption.

We are currently evaluating the impact of adopting the standard on our condensed consolidated financial statements; however, it is expected that the new current expected credit loss model will primarily impact the calculation of expected credit losses on $70.2 million in gross trade accounts receivable.

Schedule of Cash and Cash Equivalents [Table Text Block]
Cash, Cash Equivalents, and Restricted Cash
The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Condensed Consolidated Balance Sheet that reconcile to the total of such amounts as shown on the Condensed Consolidated Statements of Cash Flows:

$ in millions	September 30, 2019	December 31, 2018
Cash and cash equivalents	$36.8	$90.5
Restricted cash	17.6	21.2
Cash, Cash Equivalents, and Restricted Cash, End of Period	$54.4	$111.7

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Consolidated Balance Sheet that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

$ in millions	December 31, 2018	December 31, 2017
Cash and cash equivalents	$90.5	$24.5
Restricted cash	21.2	0.4
Cash, Cash Equivalents, and Restricted Cash, End of Period	$111.7	$24.9